PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 8 — PREPAID EXPENSES AND OTHER ASSETS, NET

Prepaid expenses and other assets, net, consisted of the following:

	December 31	December 31
	2022	2021
Receivable from Minjiang University	$1,520,472	-
Prepaid expenses (2)	1,350,171	67,827
Security deposits	178,947	97,208
Receivable from Fuzhou Education Bureau	126,441	-
Receivable from Melbourne Institute of Technology	119,903	-
Other receivable (1)	300,133	10,921
Subtotal	3,596,067	175,956
Allowance for doubtful accounts	(120,353)	-
Prepaid expenses and other current assets, net	$3,475,714	$175,956

(1) Other receivable primarily includes short-term advances to employees for business operations, which are normally expensed within three months when invoices and other supporting documents been submitted for reimbursement, and security deposits for performance of contracts.

(2) Prepaid expenses and other primarily include prepaid course fees which are amortized over the service periods.